Comprehensive Income:	12 Months Ended
Dec. 31, 2012
Comprehensive Income: [Abstract]
Comprehensive Income:
(23)	Comprehensive Income:

FASB ASC 220, Comprehensive Income, established standards for reporting comprehensive income. Comprehensive income includes net income and other comprehensive net income which is defined as non-owner related transactions in equity. The following table sets forth the amounts of other comprehensive income included in stockholders’ equity along with the related tax effect for the years ended December 31, 2012, 2011 and 2010.

	Pre-Tax Amount	Tax Benefit (Expense)	Net of Tax Amount
December 31, 2012:
Unrealized holding gains on:
Available for sale securities	$5,071	(1,723)	3,348
Derivatives	171	(58)	113
Reclassification adjustments for gains on:
Available for sale securities	(1,671)	567	(1,104)

	$3,571	(1,214)	2,357

December 31, 2011:
Unrealized holding gains on:
Available for sale securities	$12,792	(4,349)	8,443
Derivatives	(209)	71	(138)
Reclassification adjustments for gains on:
Available for sale securities	(2,897)	985	(1,912)

	$9,686	(3,293)	6,393

December 31, 2010:
Unrealized holding gains on:
Available for sale securities	$653	(222)	431
Derivatives	(444)	151	(293)
Reclassification adjustments for gains on:
Available for sale securities	(3,504)	1,191	(2,313)

	($3,295)	1,120	(2,175)